UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2017

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited)

Shares		Value*
COMMON STOCK—70.6%
	Aerospace & Defense—1.8%
46,700	Boeing Co.	$6,295,160
39,116	United Technologies Corp. (a)	4,082,537
		10,377,697
	Auto Components—1.1%
159,800	Johnson Controls, Inc.	6,615,720

	Automobiles—2.3%
23,899	Ferrari NV	1,095,769
547,300	Ford Motor Co.	7,421,388
154,426	General Motors Co.	4,910,747
		13,427,904
	Banks—0.9%
101,000	Wells Fargo & Co.	5,047,980

	Beverages—2.6%
164,300	Coca-Cola Co.	7,360,640
72,000	PepsiCo, Inc.	7,413,120
		14,773,760
	Biotechnology—4.8%
138,100	AbbVie, Inc.	8,424,100
52,700	Amgen, Inc.	8,342,410
9,700	Biogen, Inc. (b)	2,667,403
91,000	Gilead Sciences, Inc.	8,027,110
		27,461,023
	Chemicals—0.9%
56,400	Monsanto Co.	5,283,552

	Communications Equipment—1.1%
128,100	Qualcomm, Inc.	6,471,612

	Computers & Peripherals—1.5%
341,500	EMC Corp.	8,916,565

	Construction & Engineering—0.1%
15,200	Fluor Corp.	830,832

	Diversified Telecommunications Services—1.2%
140,400	Verizon Communications, Inc.	7,151,976

	Electric Utilities—0.6%
97,185	Exelon Corp.	3,410,222

	Electronic Equipment, Instruments & Components—1.8%
115,400	Amphenol Corp., Class A (a)	6,442,782
208,840	Corning, Inc.	3,899,043
		10,341,825
	Energy Equipment & Services—2.2%
103,271	Baker Hughes, Inc.	4,994,186
9,700	Diamond Offshore Drilling, Inc.	235,322
53,600	National Oilwell Varco, Inc.	1,931,744
72,000	Schlumberger Ltd.	5,784,480
		12,945,732
	Food & Staples Retailing—3.7%
61,200	Costco Wholesale Corp.	9,065,556
182,400	Kroger Co.	6,455,136
74,100	Walgreens Boots Alliance, Inc.	5,874,648
		21,395,340
	Health Care Equipment & Supplies—0.7%
93,300	Baxter International, Inc. (a)	4,125,726

	Health Care Providers & Services—3.3%
38,381	Laboratory Corp. of America Holdings (b)	4,809,907
46,400	McKesson Corp.	7,786,848
46,400	United Health Group, Inc. (a)	6,109,952
		18,706,707
	Hotels Restaurants & Leisure—2.9%
58,900	McDonald’s Corp. (a)	7,450,261
161,900	Starbucks Corp. (a)	9,103,637
		16,553,898

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

Shares		Value*
	Household Products—1.2%
83,000	Procter & Gamble Co.	$6,649,960

	Industrial Conglomerates—2.3%
37,100	3M Co. (a)	6,209,798
226,085	General Electric Co. (a)	6,952,114
		13,161,912
	Insurance—1.1%
79,500	Prudential Financial, Inc. (a)	6,172,380

	Internet & Catalog Retail—1.9%
16,200	Amazon.com, Inc. (a) (b)	10,685,358

	Internet Software & Services—4.2%
26,800	Alibaba Group Holding Ltd., ADR (b)	2,061,992
14,305	Alphabet, Inc., Class A (a)(b)	10,126,223
85,900	Facebook, Inc., Class A (a)(b)	10,100,122
132,029	Twitter, Inc. (b)	1,930,264
		24,218,601
	IT Services—2.6%
42,400	International Business Machines Corp.	6,187,856
116,300	Visa, Inc., Class A (a)	8,983,012
		15,170,868
	Machinery—2.6%
170,200	AGCO Corp.	9,100,594
52,900	Deere & Co.	4,449,419
64,300	Joy Global, Inc.	1,369,590
		14,919,603
	Media—2.9%
121,800	Comcast Corp., Class A (a)	7,400,568
88,200	The Walt Disney Co.	9,107,532
		16,508,100
	Metals & Mining—0.7%
636,481	ArcelorMittal	3,583,388
23,400	Freeport-McMoRan Copper & Gold, Inc.	327,600
		3,910,988
	Multiline Retail—2.5%
126,482	Macy’s, Inc.	5,007,422
118,000	Target Corp. (a)	9,381,000
		14,388,422
	Oil, Gas & Consumable Fuels—2.1%
29,155	Apache Corp.	1,586,032
83,400	Occidental Petroleum Corp.	6,392,610
72,400	Valero Energy Corp.	4,262,188
		12,240,830
	Pharmaceuticals—1.4%
108,500	Bristol-Myers Squibb Co. (a)	7,831,530

	Road & Rail—0.8%
51,300	Union Pacific Corp.	4,474,899

	Semiconductors & Semiconductor Equipment—4.0%
301,200	Intel Corp.	9,120,336
61,593	Lam Research Corp.	4,705,705
157,000	Texas Instruments, Inc. (a)	8,955,280
		22,781,321
	Software—3.3%
198,500	Microsoft Corp. (a)	9,899,195
230,000	Oracle Corp.	9,167,800
		19,066,995
	Specialty Retail—1.7%
71,000	Home Depot, Inc. (a)	9,506,190

	Technology Hardware, Storage & Peripherals—1.8%
110,600	Apple, Inc.	10,367,644

	Total Common Stock (cost-$487,020,782)	405,893,672

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—15.7%
	Banks—1.8%
3,050	Huntington Bancshares, Inc., 8.50% (c)	$4,176,960
5,000	Wells Fargo & Co., Ser. L, 7.50% (c)	6,230,000
		10,406,960
	Commercial Services & Supplies—0.4%
29,890	Stericycle, Inc., 5.25%, 9/15/18	2,321,257

	Diversified Financial Services—1.0%
4,825	Bank of America Corp., Ser. L, 7.25% (c)	5,685,297

	Diversified Telecommunications Services—0.8%
42,905	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	4,474,992

	Electric Utilities—0.9%
105,000	Exelon Corp., 6.50%, 6/1/17	5,088,300

	Food Products—1.8%
48,800	Bunge Ltd., 4.875% (c)	4,489,600
19,800	Post Holdings, Inc., 2.50% (c)	2,727,450
38,680	Tyson Foods, Inc., 4.75%, 7/15/17	2,821,319
		10,038,369
	Health Care Providers & Services—1.6%
85,670	Anthem, Inc., 5.25%, 5/1/18	3,970,804
71,100	JPMorgan Chase & Co., 8.00%, 5/5/16 (HCA Holding, Inc.) (d)	5,163,282
		9,134,086
	Multi-Utilities—0.5%
58,650	AES Trust III, 6.75%, 10/15/29	2,997,015

	Oil, Gas & Consumable Fuels—0.9%
25,000	ATP Oil & Gas Corp., 8.00% (b)(c)(e)(f)(h)	3
34,050	Chesapeake Energy Corp., 5.00% (c)	936,375
46,870	Kinder Morgan, Inc., 9.75%, 10/26/18	2,069,779
20,000	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	633,800
30,215	WPX Energy, Inc., 6.25%, 7/31/18	1,428,263
		5,068,220
	Pharmaceuticals—1.2%
5,515	Allergan PLC, Ser. A, 5.50%, 3/1/18	4,475,367
2,960	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	2,652,693
		7,128,060
	Real Estate Investment Trust—3.5%
131,200	Alexandria Real Estate Equities, Inc., 7.00% (c)	4,021,280
36,635	American Tower Corp., 5.50%, 2/15/18	3,798,317
98,900	FelCor Lodging Trust, Inc., Ser. A, 1.95% (c)	2,486,346
75,000	Welltower, Inc., 6.50% (c)	4,629,750
103,455	Weyerhaeuser Co., 6.375%, 7/1/16	5,328,967
		20,264,660
	Technology Hardware, Storage & Peripherals—0.8%
51,710	Bank of America Corp., 8.00%, 5/10/16 (Apple, Inc.) (d)	4,830,748

	Wireless Telecommunication Services—0.5%
42,255	T-Mobile US, Inc., 5.50%, 12/15/17	2,865,312

	Total Convertible Preferred Stock (cost-$100,999,393)	90,303,276

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—12.4%
	Automobiles—0.4%
$30,890	Fiat Chrysler, 7.875%, 12/15/16	2,249,178

	Biotechnology—0.2%
1,155	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	1,360,734

	Capital Markets—0.9%
3,370	BGC Partners, Inc., 4.50%, 7/15/16	3,412,125
3,000	Walter Investment Management Corp., 4.50%, 11/1/19	1,831,875
		5,244,000

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Communications Equipment—0.2%
$1,000	Ciena Corp., 3.75%, 10/15/18 (e)(f)	$1,127,500

	Construction & Engineering—0.5%
2,600	Dycom Industries, Inc., 0.75%, 9/15/21 (e)(f)	2,684,500

	Consumer Finance—0.5%
3,625	PRA Group, Inc., 3.00%, 8/1/20	3,131,094

	Electrical Equipment—0.3%
2,700	SolarCity Corp., 1.625%, 11/1/19	1,770,188

	Health Care Equipment & Supplies—0.3%
1,200	Hologic, Inc., 2.00%, 3/1/42 (g)	1,520,250

	Independent Power & Renewable Electricity Producers—0.4%
2,265	NRG Yield, Inc., 3.25%, 6/1/20 (e)(f)	2,061,150

	Internet Software & Services—1.1%
1,300	Gogo, Inc., 3.75%, 3/1/20	1,001,819
1,500	LinkedIn Corp., 0.50%, 11/1/19	1,408,125
1,400	Qihoo 360 Technology Co. Ltd., 2.50%, 9/15/18	1,398,250
2,650	Web.com Group, Inc., 1.00%, 8/15/18	2,577,125
		6,385,319
	Machinery—0.2%
1,000	Meritor, Inc., 7.875%, 3/1/26 (g)	1,196,250

	Oil, Gas & Consumable Fuels—0.7%
4,000	Cheniere Energy, Inc., 4.25%, 3/15/45	2,325,000
	Cobalt International Energy, Inc.,
1,750	2.625%, 12/1/19	889,219
1,550	3.125%, 5/15/24	670,375
		3,884,594
	Personal Products—0.4%
2,270	Herbalife Ltd., 2.00%, 8/15/19	2,163,605

	Pharmaceuticals—0.9%
1,000	Depomed, Inc., 2.50%, 9/1/21	1,106,875
1,500	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	1,316,250
900	Jazz Investments I Ltd., 1.875%, 8/15/21	1,005,750
1,115	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	1,472,497
		4,901,372
	Real Estate Investment Trust—0.4%
2,225	Extra Space Storage LP, 3.125%, 10/1/35 (e)(f)	2,455,844

	Semiconductors & Semiconductor Equipment—3.8%
2,000	Inphi Corp., 1.125%, 12/1/20 (e)(f)	2,076,250
2,000	Intel Corp., 3.25%, 8/1/39	3,045,010
3,070	Microchip Technology, Inc., 1.625%, 2/15/25	3,198,556
4,165	Micron Technology, Inc., 3.00%, 11/15/43	2,970,166
2,000	NVIDIA Corp., 1.00%, 12/1/18	3,573,750
2,620	ON Semiconductor Corp., 1.00%, 12/1/20 (e)(f)	2,389,112
	SunEdison, Inc. (e)(f)(h),
4,000	2.625%, 6/1/23	160,000
1,000	3.375%, 6/1/25	40,000
	SunPower Corp.,
3,000	0.875%, 6/1/21	2,405,625
2,135	4.00%, 1/15/23 (e)(f)	2,073,619
		21,932,088
	Software—0.4%
2,500	FireEye, Inc., 1.00%, 6/1/35 (e)(f)	2,173,437

	Specialty Retail—0.5%
3,495	Restoration Hardware Holdings, Inc., zero coupon, 6/15/19 (e)(f)	2,896,481

	Thrifts & Mortgage Finance—0.0%
200	MGIC Investment Corp., 5.00%, 5/1/17	207,875

	Tobacco—0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20 (i)	1,816,875

	Total Convertible Bonds & Notes (cost-$79,971,952)	71,162,334

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

Units		Value*
WARRANTS (b)—0.0%
	General Motors Co.,
5,558	expires 7/10/16	$120,775
5,558	expires 7/10/19	77,145

	Total Warrants (cost-$775,632)	$197,920

Principal Amount (000s)
SHORT-TERM INVESTMENT—1.2%
	Time Deposit—1.2%
$6,810	ANZ National Bank - London, 0.15%, 5/2/16 (cost-$6,809,585)	6,809,585

	Total Investments, before call options written (cost-$675,577,344)(j)—99.9%	574,366,787

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (b)—(0.1)%
	3M Co., (ASE),
185	strike price $175, expires 5/20/16	$(2,035)
	AbbVie, Inc., (ASE),
895	strike price $67.50, expires 6/17/16	(40,275)
	Alphabet, Inc., (ASE),
43	strike price $790, expires 5/20/16	(860)
	Amazon.com, Inc., (ASE),
75	strike price $700, expires 5/20/16	(24,038)
	Amphenol Corp., (ASE),
690	strike price $60, expires 5/20/16	(6,900)
	Baxter International, Inc., (ASE),
560	strike price $45, expires 5/20/16	(23,520)
	Bristol-Myers Squibb Co., (CBOE),
540	strike price $75, expires 5/20/16	(22,410)
	Comcast Corp., (ASE),
610	strike price $65, expires 6/17/16	(16,775)
	Facebook, Inc., (ASE),
600	strike price $121, expires 5/20/16	(78,300)
	General Electric Co., (CBOE),
250	strike price $33, expires 5/20/16	(375)
	Home Depot, Inc., (ASE),
425	strike price $142, expires 5/20/16	(14,663)
	McDonald’s Corp., (CBOE),
295	strike price $133, expires 5/20/16	(3,097)
	Microsoft Corp., (CBOE),
1,190	strike price $60, expires 5/20/16	(1,785)
	Prudential Financial, Inc., (ASE),
335	strike price $82.50, expires 5/20/16	(18,257)
	Starbucks Corp., (CBOE),
970	strike price $62.50, expires 5/20/16	(1,455)
	Target Corp., (ASE),
530	strike price $85.50, expires 5/20/16	(7,155)
	Texas Instruments, Inc., (ASE),
880	strike price $62.50, expires 5/20/16	(3,080)
	United Health Group, Inc., (CBOE),
125	strike price $135, expires 5/20/16	(13,000)
	United Technologies Corp., (CBOE),
165	strike price $112, expires 5/20/16	(825)
	Visa, Inc., (ASE),
700	strike price $85, expires 5/20/16	(1,750)
	Total Call Options Written (premiums received-$508,111)	(280,555)

	Total Investments, net of call options written (cost-$675,069,233)—99.8%	574,086,232
	Other assets less other liabilities—0.2%	1,124,733
	Net Assets—100.0%	$575,210,965

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Perpetual maturity. The date shown, if any, is the next call date.

(d)         Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(e)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $20,137,896, representing 3.5% of net assets.

(f)           144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)          Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(h)         In default.

(i)             In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(j)            At April 30, 2016, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $675,688,676 Gross unrealized appreciation was $9,645,735, gross unrealized depreciation was $110,967,624 and net unrealized depreciation was $101,321,889. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(k)         Transactions in call options written for the three months ended April 30, 2016:

	Contracts	Premiums
Options outstanding, January 31, 2016	7,750	$452,476
Options written	20,798	938,989
Options terminated in closing transactions	(5,475)	(204,458)
Options expired	(13,010)	(678,896)
Options outstanding, April 30, 2016	10,063	$508,111

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

A summary of the inputs used at April 30, 2016 in valuing  the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/16
Investments in Securities - Assets
Common Stock	$405,893,672	$—	$—	$405,893,672
Convertible Preferred Stock:
Food Products	2,821,319	7,217,050	—	10,038,369
Health Care Providers & Services	3,970,804	—	5,163,282	9,134,086
Oil, Gas & Consumable Fuels	4,131,842	936,378	—	5,068,220
Pharmaceuticals	4,475,367	2,652,693	—	7,128,060
Technology Hardware, Storage & Peripherals	—	—	4,830,748	4,830,748
All Other	54,103,793	—	—	54,103,793
Convertible Bonds & Notes	—	71,162,334	—	71,162,334
Warrants	197,920	—	—	197,920
Short-Term Investment	—	6,809,585	—	6,809,585
	475,594,717	88,778,040	9,994,030	574,366,787
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(280,555)	$—	$—	$(280,555)
Totals	$475,314,162	$88,778,040	$9,994,030	$574,086,232

At April 30, 2016, the Fund had no transfers between levels.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2016, was as follows:

							Net
						Net	Change in
	Beginning				Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance				Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/16	Purchases	Sales		(Premiums)	(Loss)	Depreciation	Level 3	Level 3	4/30/16
Investments in Securities - Assets
Convertible Preferred Stock:
Electronic Equipment, Instruments & Components	$3,895,800	$—	$(5,297,600	)†	$—	$—	$1,401,800	$—	$—	$—
Health Care Providers & Services	9,097,103	—	(5,484,462	)†	—	—	1,550,641	—	—	5,163,282
Technology Hardware, Storage & Peripherals	5,086,196	—	—		—	—	(255,448)	—	—	4,830,748
Totals	$18,079,099	$—	$(10,782,062)		$—	$—	$2,696,993	$—	$—	$9,994,030

† Conversion

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2016:

	Ending Balance	Valuation	Unobservable	Input
	at 4/30/16	Technique Used	Inputs	Values
Investments in Securities - Assets
Convertible Preferred Stock	$9,994,030	Third Party Pricing Vendor	Single Broker Quote	$72.62 - $93.42

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2016, was $264,449.

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: June 21, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: June 21, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2016